UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02258

Eaton Vance Municipals Trust
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2007

Item 1. Schedule of Investments

Eaton Vance Arizona Municipals Fund                                                                                             as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 103.0%

Principal
Amount
(000’s omitted)	Security	Value
Education — 1.6%
$1,500	Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	$1,608,495
		$1,608,495
Electric Utilities — 7.5%
$250	Puerto Rico Electric Power Authority, Variable Rate, 6.91%, 1/1/15 (1)(2)(3)	$293,155
750	Puerto Rico Electric Power Authority, Variable Rate, 6.912%, 1/1/15 (1)(2)(3)	866,190
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/31	1,041,980
1,000	Salt River, Agriculture Improvements and Power District, 5.00%, 1/1/37	1,060,180
4,000	Salt River, Project Agriculture Improvement and Power District, 4.75%, 1/1/35	4,124,520
		$7,386,025
Escrowed / Prerefunded — 14.0%
$650	Arizona Health Facilities Authority, (John C. Lincoln Health Network), Prerefunded to 12/01/12, 5.75%, 12/1/32	$716,943
500	Glendale Industrial Development Authority, (Midwestern University), Prerefunded to 5/15/11, 5.75%, 5/15/21	540,985
1,250	Maricopa County Industrial Development Authority, (Place Five and The Greenery), Escrowed to Maturity, 8.625%, 1/1/27	1,287,587
7,500	Maricopa County, Single Family, Escrowed to Maturity, 0.00%, 2/1/16	5,306,925
6,500	Phoenix Industrial Development Authority, Single Family, Escrowed to Maturity, 0.00%, 12/1/14	4,838,275
1,000	Scottsdale Industrial Development Authority, (Scottsdale Healthcare), Prerefunded to 12/1/11, 5.70%, 12/1/21	1,088,760
		$13,779,475
General Obligations — 3.9%
$1,125	Puerto Rico, 0.00%, 7/1/18	$699,097
1,485	Tempe, 3.75%, 7/1/24	1,383,916
1,600	Tucson, 5.375%, 7/1/21	1,816,400
		$3,899,413
Health Care - Miscellaneous — 1.0%
$500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.25%, 12/1/36	$501,930
500	Yavapai County Industrial Development Authority, Health Care Institution, (West Yavapai Guidance), 6.625%, 8/15/24	488,140
		$990,070

1

Hospital — 8.0%
$750	Glendale Industrial Development Authority, (John C Lincoln Health Network, 5.00%, 12/1/32	$765,742
1,275	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/28	1,303,075
500	Glendale Industrial Development Authority, (John C. Lincoln Health Network), 5.00%, 12/1/37	507,790
1,250	Maricopa County Industrial Development Authority, (Cathholic Healthcare), 5.25%, 7/1/32	1,319,475
1,350	Maricopa County Industrial Development Authority, (Catholic Healthcare), 5.50%, 7/1/26	1,431,850
1,500	Maricopa County Industrial Development Authority, (Mayo Clinic), 5.00%, 11/15/36	1,565,940
1,000	Winslow Industrial Development Authority, (Winslow Memorial Hospital), 5.50%, 6/1/22	1,001,510
		$7,895,382
Industrial Development Revenue — 0.7%
$650	Phoenix Industrial Development Authority, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	$665,730
		$665,730
Insured-Education — 3.0%
$1,000	North Campus Facilities LLC, (Northern Arizona University), (AMBAC), 5.00%, 6/1/25	$1,064,150
1,800	Northern Arizona University, (Research Projects), (AMBAC), 5.00%, 9/1/30	1,889,424
		$2,953,574
Insured-Electric Utilities — 5.5%
$1,325	Maricopa County, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	$1,330,578
1,000	Mesa, Utility System, (FGIC), 5.00%, 7/1/23	1,111,220
1,120	Mesa, Utility System, (FSA), 4.25%, 7/1/29	1,092,437
515	Pima County Industrial Development Authority, (Tucson Electric Power Co.), (FSA), 7.25%, 7/15/10	529,327
1,200	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (4)	1,355,148
		$5,418,710
Insured-Escrowed/Prerefunded — 10.9%
$1,000	Maricopa County Industrial Development Authority, (Samaritan Health Services), (MBIA), Escrowed to Maturity, 7.00%, 12/1/16	$1,216,390
500	Maricopa County, Elementary School District No. 3, (MBIA), Prerefunded 7/1/16, 4.75%, 7/1/25	536,260
1,000	Mesa Industrial Development Authority, (Discovery Health System), (MBIA), Prerefunded to 1/1/10, 5.625%, 1/1/29	1,057,910

2

1,000	Pima County Industrial Development Authority, (Carondolet Health Care Corp.), (MBIA), Escrowed to Maturity, 5.25%, 7/1/11	1,058,340
2,000	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (4)	2,115,428
500	Puerto Rico Electric Power Authority, (MBIA), Prerefunded to 7/1/13, 5.00%, 7/1/32	526,090
750	Puerto Rico Highway and Transportation Authority, (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/45	814,035
1,700	Puerto Rico Highway and Transportation Authority, (MBIA), Prerefunded to 7/1/10, 5.50%, 7/1/36	1,926,831
500	Tucson Street and Highway Revenue, (FGIC), Prerefunded to 7/1/10, 5.00%, 7/1/18	519,475
1,000	Yuma Industrial Development Authority, (Yuma Regional Medical Center), (FSA), Prerefunded to 8/1/11, 5.00%, 8/1/31	1,059,830
		$10,830,589
Insured-General Obligations — 8.1%
$400	Flagstaff, (AMBAC), 3.25%, 7/1/23	$351,188
1,000	Goodyear, Community Facilities Utilities District No. 1, (MBIA), 4.50%, 7/15/29	1,020,940
2,920	Maricopa County, Elementry School District No. 3, (FSA), 5.00%, 7/1/25	3,244,266
1,425	Maricopa County, Unified High School District No. 2, (MBIA), 5.00%, 7/1/20	1,519,820
1,200	Maricopa County, Unified School District No. 11, (MBIA), 5.00%, 7/1/25	1,282,260
500	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (1)(2)	586,985
		$8,005,459
Insured-Hospital — 6.0%
$1,195	Arizona Health Facilities Authority, (Arizona Healthcare Systems), (FGIC), 5.50%, 6/1/15	$1,322,710
1,000	Arizona Health Facilities Authority, (Northern Arizona Healthcare System), (AMBAC), 4.75%, 10/1/30	1,013,980
2,000	Maricopa County Industrial Development Authority, (Mayo Clinic Hospital), (AMBAC), 5.25%, 11/15/37 (5)	2,044,820
1,500	Scottsdale Industrial Development Authority, (Scottsdale Memorial Hospital), (AMBAC), 6.125%, 9/1/17	1,540,050
		$5,921,560

3

Insured-Lease Revenue / Certificates of Participation — 4.2%
$1,000	Arizona State University, (Research Infrastructure Projects), (AMBAC), 5.00%, 9/1/30	$1,049,680
550	Marana, Municipal Facilities, (Municipal Property Corp.), (AMBAC), 5.00%, 7/1/28	574,426
500	Nogales, Municipal Development Authority, Inc., (MBIA), 4.50%, 6/1/31	501,650
480	Prescott Municipal Property Corp., (MBIA), 5.00%, 7/1/34	503,078
870	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (4)	969,084
500	University of Arizona, COP, (AMBAC), 5.00%, 6/1/24	529,450
		$4,127,368
Insured-Special Tax Revenue — 8.9%
$1,000	Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (MBIA), 4.50%, 7/1/24	$1,014,220
1,000	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/25	1,050,230
750	Arizona Tourism and Sports Authority, (Multipurpose Stadium Facility), (MBIA), 5.00%, 7/1/28	783,308
4,000	Downtown Phoenix Hotel Corp., (FGIC), 5.00%, 7/1/36	4,216,920
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,185,450
550	Scottsdale, (Municipal Property Corp.), (AMBAC), 4.50%, 7/1/35	553,878
		$8,804,006
Insured-Transportation — 7.0%
$3,000	Phoenix Civic Improvement Corp., Airport Revenue, (FGIC), (AMT), 5.25%, 7/1/27	$3,134,190
1,725	Pima County, (AMBAC), 3.25%, 7/1/22	1,524,624
1,900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (4)	2,223,464
		$6,882,278
Insured-Water and Sewer — 3.2%
$1,000	Cottonwood, Property Corp., Water Revenue, (XLCA), 5.00%, 7/1/29	$1,049,970
1,000	Phoenix Civic Improvement Corp., Wastewater System, (MBIA), 5.00%, 7/1/29	1,053,140
1,000	Phoenix Civic Improvement Corp., Water System Revenue, (FGIC), 5.00%, 7/1/22	1,047,180
		$3,150,290

4

Lease Revenue/Certificates of Participation — 0.8%
$750	Arizona Game and Fish Department & Commission, (AGF Adminstration Building), 5.00%, 7/1/32	$778,163
		$778,163
Other Revenue — 2.2%
$1,750	Arizona Health Facilities Authority, (Blood Systems, Inc.), 4.75%, 4/1/25	$1,750,438
4,400	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	309,320
3,700	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	138,343
		$2,198,101
Senior Living / Life Care — 1.7%
$1,800	Arizona Health Facilities Authority, (Care Institute, Inc. - Mesa), 7.625%, 1/1/26 (6)(7)	$1,645,740
		$1,645,740
Special Tax Revenue — 1.7%
$1,750	Scottsdale, (Municipal Property Corp.), 4.25%, 7/1/31	$1,717,485
		$1,717,485
Student Loan — 2.0%
$2,000	Arizona Educational Loan Marketing Corp., (AMT), 6.30%, 12/1/08	$2,009,120
		$2,009,120
Water and Sewer — 1.1%
$1,000	Central Arizona Water Conservation District, 5.50%, 11/1/09	$1,043,990
		$1,043,990
Total Tax-Exempt Investments — 103.0% (identified cost $95,749,257)		$101,711,023
Other Assets, Less Liabilities — (3.0)%		$(2,947,987)
Net Assets — 100.0%		$98,763,036

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
COP	—	Certificates of Participation
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

5

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 55.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from .8% to 16.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $1,746,330 or 1.8% of the net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(3)	When-issued security.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(5)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(6)	Security is in default and making only partial interest payments.
(7)	Security (or a portion thereof) has been segregated to cover when-issued securities.

At April 30, 2007, the Fund had the following open futures contracts:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/07	70 U.S. Treasury Bond	Short	$(7,897,192)	$(7,822,500)	$74,692

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At April 30, 2007, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.930% on the notional amount of $3,500,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is December 20, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates December 20, 2037, is recorded as a receivable for open interest rate swap contracts of $31,220 on April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $2,300,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $890, on April 30, 2007.

6

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$91,426,856
Gross unrealized appreciation	$6,313,658
Gross unrealized depreciation	(89,491)
Net unrealized appreciation	$6,224,167

7

Eaton Vance Colorado Municipals Fund                                                                                          as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal Amount (000’s omitted)	Security	Value
Education — 2.3%
$1,000	Colorado Educational and Cultural Facilities Authority, (Alexander Dawson School), 5.30%, 2/15/29	$1,027,330
		$1,027,330
Electric Utilities — 2.4%
$500	Colorado Springs, Utilities, 4.75%, 11/15/34	$511,925
125	Puerto Rico Electric Power Authority, Variable Rate, 6.91%, 1/1/15 (1)(2)(3)	146,577
375	Puerto Rico Electric Power Authority, Variable Rate, 6.912%, 1/1/15 (1)(2)(3)	433,095
		$1,091,597
Escrowed / Prerefunded — 11.1%
$350	Aspen Valley, Hospital District, Prerefunded to 4/15/10, 6.80%, 10/15/24	$370,296
650	Colorado Health Facilities Authority, (Catholic Health Initiatives), Prerefunded to 9/1/11, 5.25%, 9/1/21	688,519
500	Colorado Health Facilities Authority, (Portercare Adventist Health), Prerefunded to 11/15/11, 6.50%, 11/15/31	561,030
975	Colorado Water Resources, Power Development Authority, Prerefunded to 9/1/11, 5.00%, 9/1/21	1,026,694
3,000	Dawson Ridge, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,549,710
715	University of Colorado Hospital Authority, Prerefunded to 11/15/11, 5.60%, 11/15/25	766,823
		$4,963,072
General Obligations — 3.6%
$1,500	Douglas County School District No. Re-1, (Douglas and Elbert Counties), 5.00%, 12/15/27	$1,603,320
		$1,603,320
Hospital — 7.6%
$500	Aspen Valley, Hospital District, 5.00%, 10/15/26	$509,995
750	Colorado Health Facilities Authority, (Adventist Health/Sunbelt), Variable Rate, 5.25%, 11/15/35	791,145
750	Colorado Health Facilities Authority, (Catholic Health Initiatives), 4.50%, 9/1/38	730,890
500	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	510,990

1

$320	Colorado Health Facilities Authority, (Parkview Medical Center), 5.00%, 9/1/25	$328,870
500	Colorado Health Facilities Authority, (Vail Valley Medical Center), 5.80%, 1/15/27	529,395
		$3,401,285
Housing — 5.3%
$995	Colorado Housing and Finance Authority, (Birchwood Manor Project), (GNMA), (AMT), 5.50%, 9/20/36	$1,056,073
935	Denver, Multifamily, (Bank Lofts), (FHA), (AMT), 6.15%, 12/1/16	945,706
335	Lake Creek, (Affordable Housing Corp.) Multifamily, 6.25%, 12/1/23	356,045
		$2,357,824
Industrial Development Revenue — 5.4%
$500	Colorado Health Facilities Authority, (Waste Management, Inc.), (AMT), 5.70%, 7/1/18	$550,940
600	Denver Airport Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32	608,700
750	Fort Collins Pollution Control Revenue, (Anheuser-Busch Co., Inc.), 4.70%, 9/1/40	748,072
500	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	503,150
		$2,410,862
Insured-Education — 9.2%
$1,900	Colorado Educational and Cultural Facilities Authority, (University of Denver), (FGIC), 5.00%, 3/1/35	$2,149,698
610	Colorado School of Mines, (MBIA), 0.00%, 12/1/21	328,900
1,000	University of Colorado Enterprise System, (MBIA), 4.25%, 6/1/30	974,820
620	University of Northern Colorado, (FSA), 5.00%, 6/1/35	654,342
		$4,107,760
Insured-Electric Utilities — 2.1%
$750	Arkansas River Power Authority, (XLCA), 5.875%, 10/1/26	$917,107
		$917,107
Insured-General Obligations — 11.1%
$320	Castle Pines, North Metropolitan District, (FSA), 5.00%, 12/1/27	$340,298
1,000	Castlewood Ranch, Metropolitan District, (XLCA), 4.25%, 12/1/34	958,400
1,000	El Paso County, School District #20, (MBIA), 5.00%, 12/15/25	1,065,160
750	McKay Landing Metropolitan District No. 2, (AMBAC), 4.25%, 12/1/36	722,445
1,000	Pueblo County, School District #70, (FGIC), 5.00%, 12/1/19	1,103,840
200	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (1)(2)	234,794
500	West Metropolitan Fire Protection District, (MBIA), 5.25%, 12/1/21	551,225
		$4,976,162

2

Insured-Hospital — 1.8%
$750	Adams County, (Brighton Community Hospital Association), (MBIA), 5.00%, 2/1/31	$787,433
		$787,433
Insured-Lease Revenue/Certificates of Participation — 3.0%
$1,200	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (4)	$1,336,668
		$1,336,668
Insured-Special Tax Revenue — 9.4%
$500	Denver Convention Center, (XLCA), 4.75%, 12/1/35	$512,885
1,500	Denver Convention Center, (XLCA), 5.125%, 12/1/26	1,609,860
1,000	Regional Transportation District, (Fastracks Project), (AMBAC), 4.375%, 11/1/36	977,300
1,000	Sand Creek, Metropolitan District, (XLCA), 5.375%, 12/1/27	1,077,390
		$4,177,435
Insured-Transportation — 12.8%
$2,750	E-470 Colorado Public Highway Authority, (MBIA), 0.00%, 9/1/16 (5)	$1,881,468
1,750	Northwest Parkway Public Highway Authority, (FSA), 5.25%, 6/15/41 (6)	1,852,515
3,095	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,974,486
		$5,708,469
Insured-Water and Sewer — 3.0%
$300	Colorado Water Resources, Power Development Authority, (Colorado UTE Electric Association), (FSA), 4.375%, 8/1/35	$294,255
1,000	Widefield, Water and Sanitation District, (MBIA), 5.00%, 12/1/25	1,058,470
		$1,352,725
Senior Living / Life Care — 3.4%
$400	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$406,264
750	Colorado Health Facilities Authority, (Evangelical Lutheran Project), 5.25%, 6/1/36	782,723
425	Logan County, Industrial Development, (TLC Care Choices, Inc.), 6.875%, 12/1/23 (7)	346,966
		$1,535,953
Special Tax Revenue — 2.6%
$400	Bachelor Gulch, Metropolitan District, 6.70%, 11/15/19	$418,680
360	Bell Mountain Ranch, Metropolitan District, 6.625%, 11/15/25	382,111
350	Black Hawk, Device Tax, 5.00%, 12/1/18	357,459
		$1,158,250
Transportation — 0.7%
$300	Eagle County, (Eagle County Airport Terminal), (AMT), 5.25%, 5/1/20	$307,020
		$307,020

3

Water and Sewer — 1.4%
$540	Colorado Water Resources, Power Development Authority, 5.50%, 9/1/22	$625,072
		$625,072
Total Tax-Exempt Investments (identified cost $41,792,850)		$43,845,344

Short-Term Investments — 2.2%

Principal Amount (000’s omitted)	Description	Value
$1,000	Colorado Housing and Finance Authority, (MBIA), Variable Rate, 3.96%, 4/1/30	$1,000,000
Total Short-Term Investments (at amortized cost, $1,000,000)		$1,000,000
Total Investments — 100.4% (identified cost $42,792,850)		$44,845,344
Other Assets, Less Liabilities — (0.4)%		$(199,000)
Net Assets — 100.0%		$44,646,344

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FHA	—	Federal Housing Administration
FSA	—	Financial Security Assurance, Inc.
GNMA	—	Government National Mortgage Association (Ginnie Mae)
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Colorado municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 54.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 7.3% to 17.1% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $814,466 or 1.8% of the net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(3)	When-issued security.
(4)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

4

(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(7)	Defaulted bond.

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
6/07	55 U.S. Treasury Bond	Short	($ 6,204,925)	($6,146,250)	$58,675

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes semi-annual payments at a fixed rate equal to 4.006% on the notional amount of $900,000. In exchange, the Fund receives semi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $392, on April 30, 2007.

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$41,947,208
Gross unrealized appreciation	$2,204,510
Gross unrealized depreciation	(106,374)
Net unrealized appreciation	$2,098,136

5

Eaton Vance Connecticut Municipals Fund                                                                                      as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 104.7%

Principal
Amount
(000’s omitted)	Security	Value
Education — 4.9%
$500	Connecticut Health and Educational Facility Authority, (Canterbury School), (RADIAN), 5.00%, 7/1/36	$521,445
2,500	Connecticut Health and Educational Facility Authority, (University of Hartford), (RADIAN), 5.25%, 7/1/32	2,635,500
2,000	Connecticut Health and Educational Facility Authority, (Yale University), 5.00%, 7/1/42	2,093,240
1,350	University of Connecticut, 5.00%, 5/15/23	1,413,571
		$6,663,756
Electric Utilities — 3.1%
$3,135	Connecticut Development Authority, (Connecticut Light and Power), 5.85%, 9/1/28	$3,276,483
1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	1,046,710
		$4,323,193
Escrowed / Prerefunded — 3.7%
$3,010	Connecticut Clean Water Fund, Prerefunded to 10/1/11, 5.50%, 10/1/19	$3,235,931
1,500	Connecticut Health and Educational Facility Authority, (Loomis Chaffee School), Prerefunded to 7/1/11, 5.25%, 7/1/31	1,603,965
170	Puerto Rico Public Finance Corp., Escrowed to Maturity, 6.00%, 8/1/26	213,620
		$5,053,516
General Obligations — 8.4%
$1,750	Connecticut, 0.00%, 11/1/09	$1,598,607
1,000	Connecticut, 4.50%, 11/1/23	1,018,990
1,000	Connecticut, 5.00%, 11/1/26	1,072,280
1,270	Danbury, 4.50%, 2/1/14	1,332,865
1,475	North Haven, 5.00%, 7/15/23	1,646,793
1,490	North Haven, 5.00%, 7/15/25	1,672,018
1,065	Puerto Rico, 0.00%, 7/1/15	764,159
400	Redding, 5.50%, 10/15/18	458,480
650	Redding, 5.625%, 10/15/19	757,347
535	Wilton, 5.25%, 7/15/18	603,935
535	Wilton, 5.25%, 7/15/19	606,540
		$11,532,014
Housing — 0.7%
$1,000	Connecticut Housing Financial Authority, 4.70%, 5/15/28	$1,016,590
		$1,016,590

1

Industrial Development Revenue — 8.2%
$3,065	Connecticut Development Authority, Airport Facility, (Signature Flight), (AMT), 6.625%, 12/1/14	$3,089,489
1,500	Conneticut Development Authority, (Mystic Marinelife Aquarium), 4.75%, 5/1/42	1,507,710
4,500	Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	4,502,835
700	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	704,410
1,350	Sprague Environmental Improvement, (International Paper Co.), (AMT), 5.70%, 10/1/21	1,383,480
		$11,187,924
Insured-Education — 12.5%
$1,950	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$2,259,231
2,050	Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,379,845
1,550	Connecticut Health and Educational Facility Authority, (Connecticut College), (MBIA), 5.00%, 7/1/32	1,620,122
1,000	Connecticut Health and Educational Facility Authority, (Greenwich Academy), (FSA), 5.00%, 3/1/32	1,056,020
5,305	Connecticut Health and Educational Facility Authority, (Trinity College), (MBIA), 5.50%, 7/1/21	6,174,702
1,000	Connecticut Health and Educational Facility Authority, (Westminster School), (MBIA), 5.00%, 7/1/29	1,022,410
1,500	Conneticut Health and Educational facility Authority, (Trinity College), (MBIA), 4.50%, 7/1/37	1,501,740
1,000	University of Connecticut, (FGIC), 5.00%, 2/15/24	1,072,300
		$17,086,370
Insured-Electric Utilities — 5.0%
$2,500	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (1)	$2,642,992
750	Puerto Rico Electric Power Authority, (MBIA), 4.75%, 7/1/33 (1)	772,380
3,000	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	3,387,870
		$6,803,242
Insured-Escrowed / Prerefunded — 7.4%
$2,500	Connecticut Health and Educational Facilities Authority, (Fairfield University), (MBIA), Prerefunded to 7/1/09, 5.25%, 7/1/25	$2,607,550
1,000	Connecticut Special Tax Transportation Infrastructure, (FSA), Prerefunded to 10/1/11, 5.00%, 10/1/21	1,053,980
1,500	Connecticut, (FSA), Prerefunded to 10/15/12, 5.00%, 10/15/19	1,598,220
515	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	548,583
1,340	South Central Connecticut Regional Water Authority, (FGIC), Prerefunded to 8/1/09, 5.125%, 8/1/29	1,395,476
1,250	South Central Connecticut Regional Water Authority, (MBIA), Prerefunded to 8/1/13, 5.00%, 8/1/25	1,340,262
1,500	Suffield, (MBIA), Prerefunded to 6/15/11, 4.75%, 6/15/21	1,561,725
		$10,105,796

2

Insured-General Obligations — 10.4%
$3,870	Bridgeport, (FGIC), 4.75%, 8/15/21	$3,983,972
2,305	Bridgeport, (FGIC), 5.375%, 8/15/19	2,482,554
3,600	Connecticut, (AMBAC), 5.25%, 6/1/19 (1)	4,062,840
1,000	Connecticut, (AMBAC), 5.25%, 6/1/20	1,133,460
1,000	Connecticut, (FGIC), 5.00%, 4/1/24	1,058,960
1,000	New Britain, (MBIA), 6.00%, 3/1/12	1,069,710
350	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (2)(3)	410,890
		$14,202,386
Insured-Hospital — 8.8%
$3,000	Connecticut Health and Educational Facility Authority, (Middlesex Hospital), (FSA), 5.00%, 7/1/32	$3,184,440
2,000	Connecticut Health and Educational Facilities Authority, (Children’s Medical Center), (MBIA), 5.00%, 7/1/21	2,127,340
1,000	Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (FSA), 5.00%, 7/1/26	1,060,820
2,210	Connecticut Health and Educational Facility Authority, (Danbury Hospital), (AMBAC), 4.75%, 7/1/34	2,273,957
1,350	Connecticut Health and Educational Facility Authority, (Lawrence and Memorial Hospital), (MBIA), 5.00%, 7/1/22	1,350,972
2,000	Connecticut Health and Educational Facility Authority, (Yale-New Haven Hospital), (AMBAC), 5.00%, 7/1/31	2,124,520
		$12,122,049
Insured-Lease Revenue / Certificates of Participation — 4.7%
$3,250	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	$3,759,828
2,400	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (1)	2,673,336
		$6,433,164
Insured-Other Revenue — 1.3%
$550	Connecticut Health and Educational Facility Authority, (Child Care Facility Program), (AMBAC), 5.00%, 7/1/31	$572,171
1,150	Connecticut Health and Educational Facility Authority, (Village Families & Children), (AMBAC), 5.00%, 7/1/32	1,203,303
		$1,775,474
Insured-Pooled Loans — 0.8%
$1,110	Connecticut Higher Education Supplemental Loan Authority, (MBIA), (AMT), 5.25%, 11/15/21	$1,150,748
		$1,150,748
Insured-Special Tax Revenue — 2.4%
$2,000	Connecticut Special Tax Transportation Infrastructure, (AMBAC), 5.00%, 7/1/24	$2,133,080
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,185,450
		$3,318,530

3

Insured-Transportation — 8.8%
$5,500	Connecticut Airport, (Bradley International Airport), (FGIC), (AMT), 5.125%, 10/1/26	$5,696,350
500	Guam International Airport Authority, (MBIA), 5.25%, 10/1/23	536,230
1,750	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	1,222,025
3,900	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (1)	4,563,954
		$12,018,559
Insured-Water and Sewer — 3.0%
$1,000	Connecticut Development Authority, (Aquarion Water Co. of Connecticut), (XLCA), 4.70%, 7/1/36	$1,006,530
2,000	South Central Connecticut Regional Water Authority, (MBIA), 5.00%, 8/1/28	2,115,040
1,000	South Central Regional Water Authority, (XLCA), 4.25%, 8/1/37	966,060
		$4,087,630
Lease Revenue / Certificates of Participation — 1.6%
$1,830	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), 6.00%, 8/1/26	$2,184,837
		$2,184,837
Other Revenue — 0.6%
$8,700	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/50	$611,610
7,400	Children’s Trust Fund, Tobacco Settlement, 0.00%, 5/15/55	276,686
		$888,296
Solid Waste — 2.0%
$2,750	Connecticut Resources Recovery Authority, (American REF-FUEL Co.), (AMT), 6.45%, 11/15/22	$2,793,148
		$2,793,148
Special Tax Revenue — 4.2%
$3,180	Connecticut Special Tax Transportation Infrastructure, 6.125%, 9/1/12 (4)	$3,476,694
2,000	Connecticut Special Tax Transportation Infrastructure, 6.50%, 10/1/12	2,268,960
		$5,745,654
Transportation — 0.4%
$500	Puerto Rico Highway and Transportation Authority, 5.50%, 7/1/15	$545,575
		$545,575
Water and Sewer — 1.8%
$1,250	Connecticut Clean Water Fund, 6.00%, 10/1/12	$1,357,113
1,100	Stamford, Water Pollution Control System and Facilities, 5.00%, 11/15/32	1,152,426
		$2,509,539

4

Total Tax-Exempt Investments — 104.7% (identified cost $135,707,165)	$143,547,990
Other Assets, Less Liabilities — (4.7)%	$(6,475,735)
Net Assets — 100.0%	$137,072,255

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 62.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 19.7% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $410,890 or 0.3% of the  net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/07	28 U.S. Treasury Note	Short	$(3,015,590)	$(3,033,188)	$(17,598)
06/07	112 U.S. Treasury Bond	Short	$(12,635,483)	$(12,516,000)	$119,483
					$101,885

5

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $3,350,000. In exchange, the Fund receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $1,459, on April 30, 2007.

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$124,582,893
Gross unrealized appreciation	$7,953,600
Gross unrealized depreciation	(8,503)
Net unrealized appreciation	$7,945,097

6

Eaton Vance Minnesota Municipals Fund                                                                                        as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 101.3%

Principal
Amount
(000’s omitted)	Security	Value
Education — 13.5%
$1,000	Hopkins, (Blake School), 5.50%, 9/1/24	$1,004,790
750	Minnesota Higher Education Facilities Authority, (Ausburg College), 5.00%, 5/1/36	772,935
1,250	Minnesota Higher Education Facilities Authority, (Hamline University), 6.00%, 10/1/29	1,298,287
1,500	Minnesota Higher Education Facilities Authority, (Macalester College), 4.25%, 3/1/32	1,449,630
575	Minnesota Higher Education Facilities Authority, (Minneapolis College of Art), 5.375%, 5/1/21	595,585
1,000	Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.50%, 10/1/32	992,480
1,000	Minnesota University (State Supported Stadium Debt), 5.00%, 8/1/29	1,064,300
1,380	St. Cloud Housing and Redevelopment Authority, (University Foundation), 5.00%, 5/1/23	1,437,242
		$8,615,249
Electric Utilities — 5.8%
$750	Minnesota Municipal Power Agency, 5.00%, 10/1/34	$776,512
2,000	Minnesota Municipal Power Agency, 5.00%, 10/1/35	2,078,600
800	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)	837,368
		$3,692,480
Escrowed / Prerefunded — 6.6%
$1,980	Chaska, Electric, Prerefunded to 10/1/10, 6.10%, 10/1/30	$2,132,242
1,980	Rochester Electric, Prerefunded to 12/01/10, 5.25%, 12/1/30	2,083,138
		$4,215,380
General Obligations — 4.1%
$750	Dakota County, Community Development Agency, (Senior Housing Facilities), 5.00%, 1/1/21	$780,480
825	Minneapolis and St. Paul General Obligation, Metropolitan Airport Commission, (AMT), 4.50%, 1/1/15	839,817
950	Minnesota State, (Duluth Airport), (AMT), 6.25%, 8/1/14	961,305
		$2,581,602
Hospital — 10.9%
$1,000	Maple Grove Health Care, (North Memorial Health Care), 5.00%, 9/1/35	$1,031,220
700	Martin County, (Fairmont Community Hospital Association), 6.625%, 9/1/22	739,543
500	Northfield, Hospital Revenue, 5.375%, 11/1/31	526,410
3,000	Rochester Health Care Facilities, (Mayo Clinic), 5.50%, 11/15/27 (1)	3,078,225

1

$500	Shakopee Health Care Facilities, (St. Francis Regional Medical Center), 5.25%, 9/1/34	$519,220
1,000	St. Louis Park, Health Care Facilities Revenue, (Nicollet Health Services), 5.25%, 7/1/30	1,042,970
		$6,937,588
Housing — 5.9%
$500	Columbia Heights, Multifamily, (Housing Crest), 6.625%, 4/20/43	$547,730
500	Minneapolis, Multifamily, (Bottineau Commons), (AMT), 5.45%, 4/20/43	523,050
500	Minnesota Housing Finance Agency, (AMT), 5.00%, 8/1/40	507,220
500	Minnesota Housing Finance Agency, (AMT), Variable Rate, 4.80%, 7/1/38	500,890
1,650	Minnetonka, Multifamily, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,695,854
		$3,774,744
Industrial Development Revenue — 1.6%
$1,000	Cloquet, (Potlach Corp.), 5.90%, 10/1/26	$1,025,390
		$1,025,390
Insured-Education — 2.5%
$1,000	Minnesota State Colleges and University, (MBIA), 5.00%, 10/1/32	$1,058,750
500	Minnesota State Colleges and University, (St. Cloud St. University), (FSA), 5.00%, 10/1/19	528,745
		$1,587,495
Insured-Electric Utilities — 13.0%
$2,000	Rochester Electric, (MBIA), 4.50%, 12/1/26	$2,019,340
950	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/21 (2)	536,076
10,000	Southern Minnesota Municipal Power Agency, (MBIA), 0.00%, 1/1/25	4,674,900
1,000	Western Minnesota Municipal Power Agency, (FSA), 5.00%, 1/1/36	1,063,390
		$8,293,706
Insured-Escrowed / Prerefunded — 5.0%
$1,500	Minneapolis and St. Paul Metropolitan Airport Commission, (FGIC), Prerefunded to 1/1/11, 5.25%, 1/1/32	$1,579,800
1,500	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	1,586,140
		$3,165,940
Insured-General Obligations — 13.0%
$2,245	Cambridge, Independent School District No. 911, (MBIA), 0.00%, 2/1/29	$785,997
2,000	Chaska, Independent School District No. 112, (MBIA), 4.50%, 2/1/28	2,010,080

2

$1,000	Farmington, Independent School District No. 192, (FSA), 4.50%, 2/1/22	$1,020,620
1,040	Kingsland, Independent School Distirct No. 2137, (FSA), 4.375%, 2/1/27	1,042,402
450	Prior Lake, Independant School District No. 719, (FSA), 4.25%, 2/1/26	445,671
1,000	Rosemount, Independent School District No. 196, (FSA), 5.00%, 2/1/23	1,065,660
835	Spring Lake Park, Independent School District No. 16, (FSA), 4.50%, 2/1/23	850,381
1,000	Spring Lake Park, Independent School District No. 16, (FSA), 5.00%, 2/1/22	1,070,510
		$8,291,321
Insured-Hospital — 4.0%
$1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/30	$1,055,070
1,000	Minneapolis Health Care System, (Fairview Health Services), (AMBAC), 5.00%, 11/15/34	1,052,870
450	Plymouth, (Westhealth), (FSA), 6.25%, 6/1/16	450,729
		$2,558,669
Insured-Lease Revenue / Certificates of Participation — 2.1%
$1,270	Hopkins, Housing and Redevelopment Authority, (Public Works and Fire Station), (MBIA), 5.00%, 2/1/20	$1,344,981
		$1,344,981
Insured-Other Revenue — 1.3%
$800	St. Paul, Housing and Redevelopment Authority, (Block 19), (FSA), 5.35%, 8/1/29	$843,864
		$843,864
Insured-Special Tax Revenue — 1.7%
$1,000	Washington County, Housing and Redevelopment Authority, (Annual Appropriation), (MBIA), 5.50%, 2/1/32	$1,059,170
		$1,059,170
Insured-Transportation — 0.4%
$210	Minneapolis and St. Paul Metropolitan Airport Commission, (AMBAC), 5.00%, 1/1/27	$221,258
		$221,258
Miscellaneous — 3.3%
$2,000	Minneapolis, Art Center Facilities, (Walker Art Center), 5.125%, 7/1/21	$2,079,820
		$2,079,820

3

Pooled Loans — 2.6%
$1,605	Minneapolis, Community Development Agency, Common Bond Fund, (AMT), 6.80%, 12/1/24	$1,624,693
		$1,624,693
Senior Living / Life Care — 4.0%
$1,000	Columbia Heights, Multifamily, (Crestview Corp.), 6.00%, 3/1/33	$1,007,080
670	Minneapolis, (Walker Methodist Senior Services), 6.00%, 11/15/28	681,491
975	St. Paul, Housing and Redevelopment, (Care Institute, Inc. - Highland), 8.75%, 11/1/24	$843,746
		$2,532,317
Total Tax-Exempt Investments — 101.3% (identified cost $61,456,595)		$64,445,667
Other Assets, Less Liabilities — (1.3)%		$(842,292)
Net Assets — 100.0%		$63,603,375

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 42.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.5% to 20.9% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

4

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/07	30 U.S. Treasury Bond	Short	$(3,384,511)	$(3,352,500)	$32,011

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Morgan Stanley Capital Services Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.176% on the notional amount of $1,900,000. In exchange, the Fund receives makes bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is December 20, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates December 20, 2037, is recorded as a receivable for open swap contracts of $16,948, on April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $600,000. In exchange, the Fund receives makes bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the Fund and counterparty to the swap contract begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $232, on April 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$58,454,771
Gross unrealized appreciation	$3,205,381
Gross unrealized depreciation	(114,485)
Net unrealized appreciation	$3,090,896

5

Eaton Vance Michigan Municipals Fund                                                                                           as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 107.2%

Principal
Amount
(000’s omitted)	Security	Value
Education — 3.1%
$1,250	Michigan Higher Education Facilities Authority, (Creative Studies), 5.85%, 12/1/22	$1,333,212
750	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	772,927
		$2,106,139
Electric Utilities — 4.2%
$1,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29	$1,046,710
375	Puerto Rico Electric Power Authority, Variable Rate, 6.712%, 1/1/15 (1)(2)(3)	439,732
1,125	Puerto Rico Electric Power Authority, Variable Rate, 6.712%, 1/1/15 (1)(2)(3)	1,299,285
		$2,785,727
Escrowed / Prerefunded — 2.9%
$750	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$814,710
1,000	Puerto Rico Highway and Transportation Authority, Prerefunded to 7/1/16, 5.00%, 7/1/36	1,094,960
		$1,909,670
General Obligations — 2.9%
$500	Kent County Building Authority, 5.50%, 6/1/26	$593,130
1,250	Puerto Rico Public Buildings Authority, Commonwealth Guaranteed, 5.25%, 7/1/29	1,330,850
		$1,923,980
Hospital — 21.8%
$500	Allegan Hospital Finance Authority, (Allegan General Hospital), 7.00%, 11/15/21	$533,200
410	Gaylord Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	430,967
530	Macomb County Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	562,871
325	Mecosta County, (Michigan General Hospital), 5.75%, 5/15/09	330,298
2,000	Michigan Hospital Finance Authority, (Central Michigan Community Hospital), 6.25%, 10/1/27	2,039,100
1,500	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	1,575,885
1,820	Michigan Hospital Finance Authority, (McLaren Healthcare), 5.00%, 8/1/35	1,870,778
1,000	Michigan Hospital Finance Authority, (Mid Michigan Obligation Group), 5.00%, 4/15/36	1,029,450

1

$1,500	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	$1,610,520
1,500	Michigan Hospital Finance Authority, (Oakwood Obligation Group), 5.00%, 7/15/37	1,537,275
2,000	Michigan Hospital Finance Authority, (Sparrow Obligation Group), 5.00%, 11/15/36	2,060,300
1,000	Michigan Hospital Finance Authority, (Trinity Health), 5.00%, 8/15/34	1,038,780
		$14,619,424
Insured-Education — 1.2%
$795	Ferris State University, (AMBAC), 5.00%, 10/1/23 (4)	$802,584
		$802,584
Insured-Electric Utilities — 3.6%
$2,000	Michigan Strategic Fund Resource Recovery, (Detroit Edison Co.), (MBIA), (AMT), 5.55%, 9/1/29 (5)	$2,100,000
300	Michigan Strategic Fund, (Detroit Edison Co.), (FGIC), 6.95%, 5/1/11	334,326
		$2,434,326
Insured-Escrowed/Prerefunded — 12.4%
$2,000	Detroit, School District, Prerefunded to 5/1/13, (FGIC), 5.25%, 5/1/28	$2,163,820
205	Ferris State University, (AMBAC), Prerefunded to 4/1/08, 5.00%, 10/1/23	207,538
1,000	Novi Building Authority, (FSA), Prerefunded to 10/1/10, 5.50%, 10/1/25	1,066,940
2,165	Warren, Water and Sewer, (FSA), Prerefunded to 11/1/11, 5.25%, 11/1/26	2,305,314
1,500	Wyoming, Public Schools, (FGIC), Prerefunded to 5/1/08, 5.125%, 5/1/23	1,522,110
1,000	Zeeland, Public Schools, (FGIC), Prerefunded to 5/1/09, 5.25%, 5/1/22	1,030,530
		$8,296,252
Insured-General Obligations — 37.8%
$1,200	Allen Park Public School District, (FSA), 4.25%, 5/1/29	$1,172,304
1,200	Brandon School District, (FSA), 4.50%, 5/1/33	1,201,320
1,275	Brandon School District, (FSA), 4.50%, 5/1/35	1,273,993
1,005	Brighton School District, (AMBAC), 0.00%, 5/1/18	640,054
1,000	Detroit, City School District, (FSA), 6.00%, 5/1/29	1,245,240
2,500	Detroit, School District, (FSA), 5.25%, 5/1/32	2,901,775
1,000	Grand Blanc Community Schools, (FSA), 5.00%, 5/1/28	1,052,130
1,000	Grand Rapids Public Schools, (MBIA), 4.25%, 5/1/29	970,070
1,000	Healthsource Saginaw, Inc., (MBIA), 5.00%, 5/1/29	1,049,390
1,900	Holland, School District, (AMBAC), 0.00%, 5/1/17	1,269,390
1,000	Hudsonville Public Schools, (FSA), 5.00%, 5/1/29	1,051,510

2

$2,410	Okemos Public School District, (MBIA), 0.00%, 5/1/16	$1,680,806
1,000	Otsego, Public School District, (FSA), 4.25%, 5/1/34	964,940
2,790	Parchment School District, (MBIA), 5.00%, 5/1/25	3,105,605
750	Paw Paw Public School District, (MBIA), 4.75%, 5/1/31	774,690
350	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (2)(3)	410,890
1,400	Redford Union School District No. 1, (AMBAC), 5.00%, 5/1/22	1,539,328
1,000	Van Buren Township, (Local Development Financial Authority), (XLCA), 4.50%, 10/1/31	997,760
2,115	Woodhaven Brownstown School District, (FSA), 4.00%, 5/1/27	2,001,890
		$25,303,085
Insured-Housing — 0.3%
$190	Michigan Housing Development Authority, Rental Housing, (MBIA), (AMT), 5.30%, 10/1/37	$193,452
		$193,452
Insured-Transportation — 7.8%
$1,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (6)	$1,170,245
4,000	Wayne Charter County Airport, (MBIA), (AMT), 5.00%, 12/1/28 (6)	4,076,700
		$5,246,945
Special Tax Revenue — 4.6%
$3,050	Detroit, Downtown Tax Increment, 0.00%, 7/1/16	$2,003,698
2,000	Detroit, Downtown Tax Increment, 0.00%, 7/1/20	1,076,680
		$3,080,378
Transportation — 4.6%
$3,000	Kent County Airport Facility, 5.00%, 1/1/25 (6)	$3,050,355
		$3,050,355
Total Tax-Exempt Investments — 107.2% (identified cost $66,577,480)		$71,752,317
Other Assets, Less Liabilities — (7.2)%		$(4,792,199)
Net Assets — 100.0%		$66,960,118

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

3

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 58.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 23.2% of total investments.

(1)	When-issued security.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $2,149,907 or 3.2% of the net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/07	15 U.S. Treasury Note	Short	$(1,615,494)	$(1,624,922)	$(9,428)
6/07	61 U.S. Treasury Bond	Short	$(6,881,826)	$(6,816,750)	$65,076
					$55,648

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Trusts make bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,550,000. In exchange, the Trusts receive bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amounts. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $675, on April 30, 2007.

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,521,927
Gross unrealized appreciation	$5,249,641
Gross unrealized depreciation	(19,251)
Net unrealized appreciation	$5,230,390

4

Eaton Vance New Jersey Municipals Fund                                                                                       as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 110.9%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 0.1%
$260	New Jersey Economic Development Authority, (Trigen Trenton), (AMT), 6.20%, 12/1/07	$260,733
		$260,733
Education — 2.2%
$1,040	New Jersey Educational Facilities Authority, (Princeton University), 4.25%, 7/1/35	$1,027,312
5,000	New Jersey Educational Facilities Authority, (Princeton University), 4.50%, 7/1/27	5,061,600
1,000	New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.25%, 7/1/32	1,049,280
		$7,138,192
Electric Utilities — 4.3%
$9,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$5,853,600
2,000	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	1,294,340
4,000	Puerto Rico Electric Power Authority, 5.125%, 7/1/29 (1)	4,186,840
2,500	Salem County, Pollution Control Financing, (Public Service Enterprise Group, Inc.), (AMT), 5.75%, 4/1/31	2,675,350
		$14,010,130
Escrowed / Prerefunded — 2.2%
$3,175	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39	$3,691,699
3,000	Tobacco Settlement Financing Corp., Prerefunded to 6/1/13, 6.75%, 6/1/39 (1)	3,488,220
		$7,179,919
General Obligations — 0.8%
$3,000	Mercer County Improvement Authority, 0.00%, 4/1/10	$2,690,850
		$2,690,850
Health Care - Miscellaneous — 0.3%
$1,150	New Jersey Economic Development Authority, (Hudson County Occupational Center), 6.50%, 7/1/18	$1,186,052
		$1,186,052
Hospital — 13.8%
$600	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$614,934
1,700	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,727,846
1,200	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	1,250,904

1

$2,250	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	$2,423,745
2,000	New Jersey Health Care Facilities Financing Authority, (Atlantic City Medical Center), 5.75%, 7/1/25	2,139,220
3,000	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.25%, 7/1/17	3,061,380
2,625	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	2,730,157
7,500	New Jersey Health Care Facilities Financing Authority, (Catholic Health East), Variable Rate, 4.387%, 11/15/33 (1)	7,502,625
2,700	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/25	2,850,066
1,505	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), 6.00%, 1/1/34	1,587,083
1,020	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	1,058,087
2,000	New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.75%, 7/1/31	2,117,460
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/20	1,951,092
1,800	New Jersey Health Care Facilities Financing Authority, (Saint Peters University Hospital), 6.875%, 7/1/30	1,952,208
4,300	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/36	4,399,760
2,700	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	2,752,137
550	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/20	562,441
2,000	New Jersey Health Care Facilities Financing Authority, (St. Elizabeth’s Hospital), 6.00%, 7/1/27	2,045,300
2,500	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,752,800
		$45,479,245
Housing — 3.2%
$3,750	New Jersey Housing & Mortgage Finance Agency, (AMT), 4.80%, 10/1/47	$3,737,887
6,720	New Jersey Housing & Mortgage Finance Agency, (AMT), 5.00%, 10/1/36	6,858,432
		$10,596,319
Industrial Development Revenue — 2.8%
$2,500	Middlesex County Pollution Control Authority, (Amerada Hess Corp.), 5.75%, 9/15/32	$2,698,175
1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 6.25%, 9/15/29	1,938,956

2

$1,875	New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00%, 6/1/33	$2,290,294
2,215	Virgin Islands Public Finance Authority, (Hovensa Refinery), (AMT), 4.70%, 7/1/22	2,227,470
		$9,154,895
Insured-Education — 8.8%
$9,045	New Jersey Educational Facilities Authority, (Kean University), (FGIC), 5.00%, 7/1/32	$9,684,843
955	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/26	948,143
700	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/31	685,965
6,760	New Jersey Educational Facilities Authority, (Ramapo College), (AMBAC), 4.25%, 7/1/36	6,588,499
5,440	New Jersey Educational Facilities Authority, (Richard Stockton College), (MBIA), 4.25%, 7/1/36	5,301,987
3,500	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), 3.00%, 7/1/29	2,808,435
3,000	New Jersey Educational Facilities Authority, (Rowan University), (MBIA), 4.50%, 7/1/31	3,005,430
		$29,023,302
Insured-Electric Utilities — 1.3%
$3,900	Puerto Rico Electric Power Authority, (MBIA), 5.50%, 7/1/16 (1)	$4,404,231
		$4,404,231
Insured-Escrowed/Prerefunded — 5.2%
$2,520	New Jersey Health Care Facilities Financing Authority (Saint Barnabas Corp.), (MBIA), Escrowed to Maturity, 0.00%, 7/1/23	$1,276,682
110	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	127,524
1,565	New Jersey Turnpike Authority, (MBIA), Escrowed to Maturity, 6.50%, 1/1/16	1,814,320
1,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/25	1,610,115
2,500	Newark Housing Authority, (Newark Marine Terminal), (MBIA), Prerefunded to 1/1/14, 5.00%, 1/1/37	2,683,525
3,550	Puerto Rico Electric Power Authority, (FSA), Prerefunded to 7/1/10, 5.25%, 7/1/29 (1)	3,753,290
2,100	Puerto Rico Highway and Transportation Authority, (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/45	2,279,298
3,000	Puerto Rico Highway and Transportation Authority, (XLCA), Prerefunded to 7/1/16, 5.50%, 7/1/36	3,387,870
		$16,932,624

3

Insured-Gas Utilities — 3.1%
$10,000	New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (FGIC), (AMT), 4.90%, 10/1/40 (1)	$10,237,250
		$10,237,250
Insured-General Obligations — 13.4%
$4,250	Bordentown Regional School District Board of Education, (MBIA), 4.25%, 1/15/33	$4,155,395
1,325	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/23	1,452,756
1,650	Colts Neck Township Board of Education, (FSA), 5.00%, 2/1/27	1,800,991
1,250	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	1,112,112
1,732	Elmwood Park Board Education, (FSA), 4.50%, 8/1/29	1,746,913
1,000	High Bridge Board of Education, (FSA), 5.00%, 2/15/26	1,137,590
650	Hudson County, Improvements Authority, (CIFG), 4.25%, 9/1/28	642,323
3,050	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/35	848,480
3,100	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/36	822,306
2,000	Hudson County, Improvements Authority, (MBIA), 0.00%, 12/15/37	505,760
5,350	Irvington Township, (FSA), 0.00%, 7/15/22	2,834,805
5,350	Irvington Township, (FSA), 0.00%, 7/15/23	2,701,697
11,735	Jackson Township, School District, (MBIA), 2.50%, 6/15/27	8,856,287
1,300	Monroe Township Board of Education Middlesex County, (MBIA), 4.50%, 4/1/33	1,306,123
1,395	Monroe Township Board of Education Middlesex County, (MBIA), 4.625%, 4/1/34	1,413,065
1,000	Monroe Township Board of Education Middlesex County, (MBIA), 4.75%, 4/1/36	1,034,140
4,000	Old Bridge Township Board of Education, (MBIA), 4.375%, 7/15/32	4,001,280
2,350	Sparta Township School District, (FSA), 4.30%, 2/15/32	2,336,394
1,800	Sparta Township School District, (FSA), 4.30%, 2/15/34	1,786,302
3,500	Sparta Township School District, (FSA), 4.30%, 2/15/35	3,467,835
		$43,962,554
Insured-Hospital — 7.6%
$4,250	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$2,643,670
3,000	New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/21	1,701,960
10,970	New Jersey Economic Development Authority, (St. Barnabas Medical Center), (MBIA), 0.00%, 7/1/26	4,807,712
3,480	New Jersey Health Care Facilities Financing Authority (Saint Barnabas Corp.), (MBIA), 0.00%, 7/1/23	1,760,219

4

$5,200	New Jersey Health Care Facilities Financing Authority, (Central State Medical Center), (AGC), 4.50%, 7/1/37	$5,206,032
8,670	New Jersey Health Care Facilities Financing Authority, (St. Barnabas Medical Center), (MBIA), 4.75%, 7/1/28 (1)	8,806,264
		$24,925,857
Insured-Lease Revenue / Certificates of Participation — 1.0%
$1,760	Gloucester County, Improvements Authority, (MBIA), 4.75%, 9/1/30	$1,820,509
1,435	University of New Jersey Medicine and Dentistry, Certificates of Participation, (MBIA), 5.00%, 6/15/36	1,507,252
		$3,327,761
Insured-Special Tax Revenue — 4.5%
$10,620	Garden Preservation Trust and Open Space and Farmland, (FSA), 0.00%, 11/1/24	$5,052,146
2,000	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (MBIA), 5.25%, 7/1/26	2,298,860
7,560	Puerto Rico Convention Center Authority, (CIFG), 4.50%, 7/1/36 (1)	7,607,603
		$14,958,609
Insured-Transportation — 10.8%
$1,675	Delaware River Port Authority, (FSA), 5.20%, 1/1/25	$1,757,561
3,250	Delaware River Port Authority, (FSA), 5.20%, 1/1/27	3,407,365
5,500	Delaware River Port Authority, (FSA), 5.75%, 1/1/26	5,768,070
2,400	New Jersey Turnpike Authority, (FSA), 5.25%, 1/1/30	2,783,352
325	New Jersey Turnpike Authority, (MBIA), 6.50%, 1/1/16	375,070
5,000	New Jersey Turnpike Authority, RITES, (MBIA), Variable Rate, 9.316%, 1/1/16 (2)	6,540,650
9,500	Newark Housing Authority, (Newark Redevelopment Project), (MBIA), 4.375%, 1/1/37	9,405,950
4,200	South Jersey Transportation Authority, (FGIC), 4.50%, 11/1/35	4,216,212
1,100	South Jersey, Transportation Authority, (FGIC), 5.00%, 11/1/33	1,160,115
		$35,414,345
Insured-Water and Sewer — 3.0%
$1,830	Middlesex County Utilities Authority, (MBIA), 6.25%, 8/15/10	$1,910,758
13,840	North Hudson Sewer Authority, (MBIA), 0.00%, 8/1/25	6,332,215
1,470	Ocean County Utilities Authority, (MBIA), 5.25%, 1/1/22	1,662,717
		$9,905,690
Lease Revenue/Certificates of Participation — 3.1%
$720	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/14	$920,218
785	Atlantic City, Public Facilities Lease Agreement, 8.875%, 1/15/15	1,026,207
2,591	New Jersey Building Authority, (Garden State Savings Bonds), 0.00%, 6/15/10	2,303,451

5

$1,650	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 9/15/09	$1,511,004
5,500	New Jersey Economic Development Authority, (Economic Recovery), Contract Lease, 0.00%, 3/15/13	4,385,920
		$10,146,800
Other Revenue — 5.3%
$16,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$1,124,800
13,600	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	508,504
6,000	Puerto Rico Infrastructure Financing Authority, 5.50%, 10/1/34 (1)	6,415,620
12,800	Tobacco Settlement Financing Corp., 0.00%, 6/1/41	1,960,192
7,875	Tobacco Settlement Financing Corp., 4.75%, 6/1/34	7,494,559
		$17,503,675
Pooled Loans — 0.4%
$1,315	New Jersey Environmental Infrastructure Trust, (AMT), 4.375%, 9/1/23	$1,299,049
		$1,299,049
Senior Living / Life Care — 2.7%
$2,650	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/18	$2,696,110
2,115	New Jersey Economic Development Authority, (Fellowship Village), 5.50%, 1/1/25	2,145,964
3,390	New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25 (3)	2,630,810
1,575	New Jersey Economic Development Authority, (Seabrook Village), 5.25%, 11/15/36	1,587,301
		$9,060,185
Special Tax Revenue — 2.3%
$7,000	New Jersey Economic Development Authority, (Cigarette Tax), 5.75%, 6/15/34 (1)	$7,540,295
		$7,540,295
Transportation — 7.0%
$19,000	Port Authority of New York and New Jersey, 6.125%, 6/1/94 (4)	$22,945,350
		$22,945,350
Water and Sewer — 1.7%
$5,310	New Jersey Economic Development Authority, (Atlantic City Sewer), (AMT), 5.45%, 4/1/28	$5,465,955
		$5,465,955

6

Total Tax-Exempt Investments — 110.9% (identified cost $342,131,050)	$364,749,867
Other Assets, Less Liabilities — (10.9)%	$(35,958,409)
Net Assets — 100.0%	$328,791,458

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 52.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 24.8% of total investments.

(1)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(3)	Security is in default and making only partial interest payments.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
06/07	635 U.S. Treasury Bond	Short	$(71,198,949)	$(70,961,250)	$237,699

7

Interest Rate Swaps

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $7,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open swap contracts of $3,049 on April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank, N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $7,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open swap contracts of $2,709 on April 30, 2007.

At April 30, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$301,809,590
Gross unrealized appreciation	$23,575,133
Gross unrealized depreciation	(924,856)
Net unrealized appreciation	$22,650,277

8

Eaton Vance Pennsylvania Municipals Fund                                                                                   as of April 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 114.2%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.7%
$1,465	Carbon County Industrial Development Authority, (Panther Creek Partners), (AMT), 6.65%, 5/1/10	$1,522,853
5,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13	5,076,950
1,000	Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19	1,010,100
		$7,609,903
Education — 2.2%
$6,050	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$6,196,289
		$6,196,289
Electric Utilities — 0.8%
$2,250	York County, Industrial Development Authority, Pollution Control, (Public Service Enterprise Group, Inc.), 5.50%, 9/1/20	$2,380,702
		$2,380,702
Escrowed / Prerefunded — 6.1%
$2,000	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.50%, 9/1/21	$2,215,980
675	Allegheny County, Industrial Development Authority, (Residential Resources, Inc.), Prerefunded to 9/1/11, 6.60%, 9/1/31	750,573
1,210	Bucks County Industrial Development Authority, (Pennswood), Prerefunded to 10/1/12, 6.00%, 10/1/27	1,304,368
3,500	Chester County Health and Educational Facility Authority, (Devereux Foundation), Prerefunded to 11/1/09, 6.00%, 11/1/29	3,721,375
1,835	Grove City, Area Hospital Authority, (Grove Manor), Prerefunded to 8/15/08, 6.625%, 8/15/29	1,911,850
2,500	Lancaster County, Hospital Authority, Prerefunded to 9/15/13, 5.50%, 3/15/26	2,745,175
1,110	Montgomery County, Higher Education and Health Authority, (Catholic Health East), Prerefunded to 11/15/14, 5.375%, 11/15/34	1,223,531
500	Montgomery County, Higher Education and Health Authority, (Faulkeways at Gwynedd), Prerefunded to 11/15/09, 6.75%, 11/15/24	541,405
2,850	St. Mary Hospital Authority, (Catholic Health East), Prerefunded 11/15/14, 5.375%, 11/15/34	3,141,498
		$17,555,755

General Obligations — 0.4%
$1,000	Radnor Township, 5.125%, 7/15/34	$1,058,740
		$1,058,740
Hospital — 12.5%
$3,060	Hazelton, Health Services Authority, (Hazelton General Hospital), 5.50%, 7/1/27	$3,033,990
3,500	Lancaster County, Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	3,445,295
2,150	Lebanon County, Health Facility Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	2,338,813
5,000	Lehigh County, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	5,239,100
1,250	Lehigh County, General Purpose Authority, (St. Lukes Hospitals), Variable Rate, 5.112%, 8/15/33 (1)(2)	1,249,250
2,000	Monroe County Hospital Authority, (Pocono Medical Center), 6.00%, 1/1/43	2,158,860
8,100	Montgomery County, Higher Education & Health Authority, (Catholic Health East), 4.421%, 11/15/34 (3)	8,100,810
4,100	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	4,426,893
4,000	Philadelphia Hospitals and Higher Education Facilities Authority, (Childrens Hospital), 4.50%, 7/1/37	3,944,520
1,885	Washington County, Hospital Authority, (Monongahela Hospital), 5.50%, 6/1/17	1,995,819
		$35,933,350
Housing — 4.9%
$4,000	Pennsylvania Housing Finance Agency, (AMT), 4.70%, 10/1/37	$3,958,320
3,995	Pennsylvania Housing Finance Agency, (AMT), 4.875%, 4/1/26	4,049,851
5,960	Pennsylvania Housing Finance Agency, (AMT), 4.90%, 10/1/37	6,017,514
		$14,025,685
Industrial Development Revenue — 1.2%
$500	Erie, Industrial Development Authority, (International Paper), (AMT), 5.85%, 12/1/20	$513,480
1,500	New Morgan Industrial Development Authority, (Browning-Ferris Industries, Inc.), (AMT), 6.50%, 4/1/19	1,507,590
1,500	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	1,543,320
		$3,564,390
Insured-Education — 6.2%
$1,000	Chester County, Industrial Development Authority Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$1,037,840
1,350	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32 (4)	1,425,195

$2,390	Pennsylvania Higher Education Facilities Authority, (Thomas Jefferson University), (AMBAC), 4.25%, 9/1/31	$2,321,001
5,750	Pennsylvania Higher Educational Facilities Authority, (Temple University), (MBIA), 4.50%, 4/1/36	5,745,170
3,290	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), (MBIA), 4.50%, 6/15/36	3,287,203
2,500	Pennsylvania Higher Educational Facilties Authority, (MBIA), 5.00%, 6/15/23	2,672,675
1,320	Pennsylvania Higher Educational Facilties Authority, (University of the Science in Philadelphia), (XLCA), 4.75%, 11/1/33	1,355,812
		$17,844,896
Insured-Electric Utilities — 4.9%
$8,490	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), 4.75%, 2/15/27 (3)	$8,714,702
5,000	Puerto Rico Electric Power Authority, (FSA), 5.25%, 7/1/29 (3)	5,286,846
		$14,001,548
Insured-Escrowed/Prerefunded — 15.4%
$2,540	Allegheny County, Sanitation Authority, (MBIA), Prerefunded to 12/1/10, 5.50%, 12/1/30	$2,709,545
2,500	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/19	1,530,550
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/20	1,534,864
2,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/21	1,462,729
3,625	Erie, School District, (MBIA), Escrowed to Maturity, 0.00%, 5/1/22	1,928,826
1,750	Lower Moreland, Township Authority, Sewer Revenue, (FSA), Prerefunded to 8/1/09, 5.00%, 8/1/29	1,800,365
2,320	McKeesport Area, School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	1,048,246
1,365	Pennsylvania Turnpike Commission, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	1,378,445
5,500	Philadelphia, Gas Works Revenue, (FSA), Prerefunded to 7/1/08, 5.00%, 7/1/28	5,586,185
7,000	Philadelphia, School District, (FGIC), Prerefunded to 6/1/14, 5.125%, 6/1/34 (5)	7,596,120
1,000	Philadelphia, School District, (FSA), Prerefunded to 2/1/12, 5.50%, 2/1/31	1,078,410
3,000	Pittsburgh, Water and Sewer Authority, (AMBAC), Prerefunded 6/1/12, 5.125%, 12/1/27	3,198,600
1,575	Puerto Rico Highway and Transportation Authority, (AGC), Prerefunded to 7/1/15, 5.00%, 7/1/45	1,709,473
$4,000	Spring Ford, Area School District, (FGIC), Prerefunded to 3/1/09, 4.75%, 3/1/25	$4,076,920

5,400	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,120,012
5,780	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	3,133,396
2,610	Westmoreland, Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	1,486,969
		$44,379,655
Insured-General Obligations — 15.2%
$2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/20	$1,240,090
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/21	1,184,147
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/22	1,130,049
2,170	Elizabeth Forward, School District, (MBIA), 0.00%, 9/1/23	1,077,796
2,365	Harrisburg, (AMBAC), 0.00%, 3/15/17	1,579,181
5,175	Hazelton, School District, (FGIC), 0.00%, 3/1/21	2,884,234
1,000	Hopewell, School District, (FSA), 0.00%, 9/1/22	519,980
2,000	Hopewell, School District, (FSA), 0.00%, 9/1/26	862,080
1,315	Lake Lehman, School District, (MBIA), 0.00%, 4/1/26	577,180
2,500	Lancaster School District, (FSA), 4.50%, 6/1/24	2,535,375
1,430	Mars Area, School District, (MBIA), Escrowed to Maturity, 0.00%, 3/1/14	1,098,154
1,100	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/25	493,438
2,340	McKeesport, Area School District, (AMBAC), 0.00%, 10/1/27	958,324
825	Norristown, Area School District, (FGIC), 4.375%, 9/1/33	811,016
5,400	Northampton County, (FSA), 5.25%, 10/1/30	5,723,082
4,500	Norwin, School District, (FSA), 4.50%, 4/1/35	4,496,310
2,530	Philadelphia, (FSA), 5.00%, 3/15/28	2,590,113
3,355	Philadelphia, (FSA), 5.25%, 9/15/25	3,512,584
3,000	Philadelphia, School District, (FGIC), 4.375%, 6/1/34 (6)	2,911,800
3,300	Puerto Rico, (FSA), Variable Rate, 7.582%, 7/1/27 (1)(2)	3,874,101
1,500	Puerto Rico, (MBIA), 5.50%, 7/1/20 (3)	1,727,690
655	Rochester, Area School District, (AMBAC), 0.00%, 5/1/10	583,533
1,335	Whitehall Coplay, School District, (XLCA), 4.50%, 12/15/26	1,346,388
		$43,716,645
Insured-Hospital — 3.3%
$3,750	Allegheny County, Hospital Authority, (Magee-Women’s Hospital), (FGIC), 0.00%, 10/1/15	$2,678,700
4,000	Pennsylvania Higher Educational Facilties Authority, (UPMC Health System), (FSA), 5.00%, 8/1/29	4,109,920
1,250	Sharon, Health System Authority, (Sharon Regional Health), (MBIA), 5.00%, 12/1/28	1,285,437
1,310	Washington County, Hospital Authority, (Washington Hospital), (AMBAC), 5.50%, 7/1/17	1,462,340
		$9,536,397

Insured-Industrial Development Revenue — 1.4%
$4,000	York County, Industrial Development Authority, (York Water Co.), (FGIC), (AMT), 4.75%, 10/1/36	$4,036,160
		$4,036,160
Insured-Lease Revenue / Certificates of Participation — 7.0%
$1,500	Puerto Rico Public Finance Corp., (AMBAC), 5.125%, 6/1/24 (3)	$1,670,835
3,825	State Public School Building Authority, (Daniel Boone Area School District), (FSA), 4.50%, 4/1/25	3,856,901
9,505	State Public School Building Authority, (FSA), 5.50%, 6/1/28 (3)	11,155,828
3,500	State Public School Building Authority, (School District Philadelphia), (FSA), 4.50%, 6/1/36	3,469,025
		$20,152,589
Insured-Special Tax Revenue — 0.2%
$635	Pennsylvania Turnpike Commission, Franchise Tax Revenue, (AMBAC), 4.75%, 12/1/27	$639,940
		$639,940
Insured-Transportation — 13.1%
$5,000	Allegheny County, Airport Authority, (MBIA), (AMT), 5.00%, 1/1/22	$5,377,600
1,600	Allegheny County, Port Authority, (FGIC), 5.00%, 3/1/29	1,660,016
2,400	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/27 (3)	2,781,256
6,030	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/29 (3)	6,987,906
5,000	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	5,810,000
7,950	Philadelphia Airport Revenue, (MBIA), 4.75%, 6/15/35	8,067,422
6,000	Puerto Rico Highway and Transportation Authority, (CIFG), 5.25%, 7/1/41 (3)	7,021,460
		$37,705,660
Insured-Utilities — 3.1%
$8,100	Philadelphia, Gas Works Revenue, (FSA), 5.375%, 7/1/17 (3)	$8,993,997
		$8,993,997
Insured-Water and Sewer — 7.6%
$460	Allegheny County, Sanitation Authority, (MBIA), 5.50%, 12/1/30	$488,874
4,000	Chester County, Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/40	4,178,720
5,670	Delaware County, Industrial Development Authority, (Aqua Pennsylvania, Inc.), (FGIC), (AMT), 5.00%, 2/1/35	5,917,552
1,000	East Norriton and Plymouth, Joint Sewer Authority, (MBIA), 4.50%, 12/1/25	1,007,410
1,000	Harrisburg, Authority Water Revenue, (FSA), 5.00%, 7/15/29	1,041,760
7,500	Philadelphia, Water and Wastewater, (FGIC), 5.00%, 11/1/31 (3)	7,810,775
2,235	Westmoreland, Municipal Authority, (FGIC), 0.00%, 8/15/19	1,301,172
		$21,746,263

Nursing Home — 2.2%
$2,000	Allegheny County, Housing Development Authority, (Villa St. Joseph), 6.00%, 8/15/28	$2,020,560
2,985	Montgomery, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	2,989,866
1,250	Westmoreland County, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,253,188
		$6,263,614
Senior Living / Life Care — 2.8%
$2,500	Cliff House Trust (AMT), 6.625%, 6/1/27	$1,792,575
1,700	Crawford County, Hospital Authority, (Wesbury United Methodist Community), 6.25%, 8/15/29	1,751,340
1,835	Lancaster County, Hospital Authority, (Willow Valley Retirement Communities), 5.875%, 6/1/31	1,943,485
600	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	614,280
900	Montgomery County, Industrial Development Authority (Foulkeways at Gwynedd), 5.00%, 12/1/30	918,738
1,100	Philadelphia, Higher Educational Facilities Authority, (The Philadelphia Protestant Home), 6.50%, 7/1/27	1,101,947
		$8,122,365
Transportation — 1.0%
$1,000	Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/28	$1,038,890
1,000	Erie, Municipal Airport Authority, (AMT), 5.875%, 7/1/16	1,008,600
750	Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 6.25%, 11/1/31	802,868
		$2,850,358
Total Tax-Exempt Investments (identified cost $310,323,432)		$328,314,901

Short-Term Investments — 1.1%

Principal
Amount
(000’s omitted)	Description	Value
$3,000	Philadelphia, Gas Works Revenue, (FSA), Variable Rate, 3.66%, 8/1/31	$3,000,000
Total Short-Term Investments (at amortized cost, $3,000,000)		$3,000,000
Total Investments — 115.3% (identified cost $313,323,432)		$331,314,901
Other Assets, Less Liabilities — (15.3)%		$(43,846,608)
Net Assets — 100.0%		$287,468,293

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2007, 68.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.5% to 26.9% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2007, the aggregate value of the securities is $5,123,351 or 1.8% of the net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at April 30, 2007.
(3)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	When-issued security.

A summary of financial instruments at April 30, 2007 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Appreciation
06/07	200 U.S. Treasury Bond	Short	$(22,563,406)	$(22,350,000)	213,406

At April 30, 2007, the Portfolio had sufficient cash and/or securities to cover potential obligations arising from open futures contracts, as well as margin requirements on open futures contracts.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $6,400,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 7, 2037, is recorded as a payable for open interest rate swap contracts of $2,787 at April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap agreement with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $6,400,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates August 16, 2027, is recorded as a payable for open interest rate swap contracts of $2,477 at April 30, 2007.

At April 30, 2007, the Fund had entered into an interest rate swap with Morgan Stanley Capital Services, Inc., whereby the Fund makes bi-annual payments at a fixed rate equal to 3.948% on the notional amount of $10,000,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-LIBOR-BBA on the same notional amount. The effective date of the interest rate swap is January 23, 2008. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates January 23, 2038, is recorded as a receivable for open interest rate swap contracts of $102,001 on April 30, 2007.

At April 30, 2007, the Fund entered into an interest rate swap agreement with Lehman whereby the Fund makes bi-annual payments at a fixed rate equal to 3.896% on the notional amount of $10,000,000. In exchange the Fund receives bi-annual payments at a rate equal to the three months USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is October 23, 2007. Effective date represents the date on which the fund and counterparty to the swap begin interest payment accruals. The value of the contract, which terminates on October 23, 2037, is recorded as a receivable for open interest rate swap contracts of $167,774 on April 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$268,247,084
Gross unrealized appreciation	$18,630,811
Gross unrealized depreciation	(657,994)
Net unrealized appreciation	$17,972,817

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
Vice President

Date:	June 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
Vice President

Date:	June 28, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer

Date:	June 28, 2007